DEFERRED INCOME TAXES - Schedule of Deferred Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Pre tax income	$ 1,564,849	$ 2,303,646	$ 2,155,241
Other	(6,043)	0	0
Temporary differences	60,256	281,431	(151,620)
Income tax	800,000	1,088,192	294,992
British Virgin Islands [Member]
Operating Loss Carryforwards [Line Items]
Tax at federal rate	0	0	0
Ghana [Member]
Operating Loss Carryforwards [Line Items]
Tax at federal rate	$ 745,787	$ 806,761	$ 446,612